Annual Operating Expenses - FidelitySeriesSmallCapCoreFund-PRO - FidelitySeriesSmallCapCoreFund-PRO - Fidelity Series Small Cap Core Fund - Fidelity Series Small Cap Core Fund	Jun. 29, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none

[1]	A Based on estimated amounts for the current fiscal year.